SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Description
Balance at beginning of year	$ 2,217	$ 3,268	$ 10,429
Additions (reductions) charged (credited) to expense	11,325	9,455	3,321
Deductions	9,621	10,506	10,482
Balance at End of Year	3,921	2,217	3,268
Reserve for bad debts
Description
Balance at beginning of year	1,121	1,738	1,358
Additions (reductions) charged (credited) to expense	(186)	(45)	541
Deductions	(63)	572	161
Balance at End of Year	998	1,121	1,738
Reserve for cash discounts
Description
Balance at beginning of year	410	618	565
Additions (reductions) charged (credited) to expense	10,007	9,726	10,374
Deductions	9,684	9,934	10,321
Balance at End of Year	773	410	618
Deferred tax asset valuation
Description
Balance at beginning of year	686	912	8,506
Additions (reductions) charged (credited) to expense	1,504	(226)	(7,594)
Balance at End of Year	$ 2,190	$ 686	$ 912